Employee Future Benefits - Summary of Pension and Retiree Welfare Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Actuarial losses (gains) due to:
Ending balance	$ 0
Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	368
Actuarial losses (gains) due to:
Experience	2	$ 8
Demographic assumption changes	(67)
Economic assumption changes	333	413
Return on plan assets (excluding interest income)	(310)	(529)
Ending balance	306	368
Pension defined benefit plans [member] | Present value of defined benefit obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	4,817	4,675
Current service cost	41	40
Interest cost	150	182
Plan participants' contributions		1
Actuarial losses (gains) due to:
Experience	2	8
Demographic assumption changes	(67)
Economic assumption changes	333	413
Benefits paid	(318)	(358)
Impact of changes in foreign exchange rates	(57)	(144)
Ending balance	4,901	4,817
Pension defined benefit plans [member] | Plan assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	4,453	4,187
Interest cost	140	164
Plan participants' contributions		1
Actuarial losses (gains) due to:
Benefits paid	(318)	(358)
Impact of changes in foreign exchange rates	(54)	(136)
Return on plan assets (excluding interest income)	310	529
Ending balance	4,595	4,453
Employer contributions	71	75
Administration costs	(7)	(9)
Retiree welfare plans [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	47
Actuarial losses (gains) due to:
Experience	(14)	(10)
Demographic assumption changes	(12)
Economic assumption changes	49	56
Return on plan assets (excluding interest income)	(33)	(25)
Ending balance	32	47
Retiree welfare plans [Member] | Present value of defined benefit obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	645	640
Interest cost	20	25
Plan participants' contributions	3	3
Actuarial losses (gains) due to:
Experience	(14)	(10)
Demographic assumption changes	(12)
Economic assumption changes	49	56
Benefits paid	(45)	(46)
Impact of changes in foreign exchange rates	(8)	(23)
Ending balance	638	645
Retiree welfare plans [Member] | Plan assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	598	610
Interest cost	19	25
Plan participants' contributions	3	3
Actuarial losses (gains) due to:
Benefits paid	(45)	(46)
Impact of changes in foreign exchange rates	(11)	(29)
Return on plan assets (excluding interest income)	33	25
Ending balance	606	598
Employer contributions	11	12
Administration costs	$ (2)	$ (2)